IDS
                                                         International
                                                                  Fund

                                                    1998 ANNUAL REPORT
                                                  (PROSPECTUS ENCLOSED)


(icon of) compass

The goal of IDS International Fund, Inc. is long-term capital growth. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS Financial Advisors

Distributed by American Express Financial Advisors Inc.

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A World of Opportunity

There's a new  recognition  among investors that the stock market extends beyond
Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead.
International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.

IDS INTERNATIONAL Fund       (This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               21
Federal Income Tax Information                          27

1998 prospectus

The prosptectus, which is bound into the middle of this annual report, describes the fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              22p
Personalized Shareholder Information                 24p
About the Company                                    25p
Quick Telephone Reference                            27p
Financial Highlights                                 28p

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1998

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From the Chairman

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



(picture of) William R. Pearce
William R. Pearce
Chairman of the board


From the Portfolio Manager

Steep downturns in worldwide financial markets late in the fiscal year turned what had been a highly productive period into a moderately positive one for IDS International Fund. In the end, the Fund's Class A shares generated a total return of 5.54% for the November 1997 through October 1998 period.

As far as market performance and investor sentiment were concerned, the 12 months were split into two distinct periods. From the beginning of the period in November until mid-July, stocks in the U.S. and, even more so, Europe rose substantially. For the record, the U.S. was up about 29%, while continental Europe (excluding the United Kingdom) had gained a remarkable 44%. Asian markets, on the other hand, continued to suffer from severe economic woes that had set in prior to the start of the Fund's fiscal year. To the Fund's benefit, exposure to those markets, including Japan, was very modest.


(picture of) Peter Lamaison
Peter Lamaison
Portfolio manager

IDS INTERNATIONAL Fund       (This annual report is not part of the prospectus.)

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The surge in Europe resulted mainly from investors'  realization  that companies in that part of the world were reaping great benefits from a substantial corporate restructuring effort, which in turn made for a much-brighter earnings outlook. The Fund was well-positioned for the upturn in Europe as the great bulk of the portfolio (more than 80% at times) was concentrated in that region, with varying portions in France, Germany, the United Kingdom, Italy and Switzerland.

A DOUBLE BLOW
The good news was not to last, however. With investors still wondering how much negative effect Asia's problems might eventually have on other markets, in late July Russia, already on unsteady economic ground, suddenly was forced to devalue its currency. The move immediately sent shock waves through financial markets around the world. And just as the investment community was trying to adjust to that development, only weeks later it was confronted by the news that heavy losses in speculative investments made by so-called hedge funds could ultimately cause banks to greatly curtail corporate lending activities.

It was all too much for many investors to bear, and their indiscriminate stock-selling drove down stock markets worldwide. To provide some cushion against the downturn, I raised the level of cash reserves in the Fund, but that couldn't prevent considerable erosion of the Fund's value during August and September. The period did end on an encouraging note, however, as most major markets bounced back strongly in October, which put the Fund back in positive territory for the fiscal year.

Although my optimistic outlook of some months ago has been somewhat tempered, I do expect ongoing growth in Europe, where the vast majority of the portfolio remains invested. While markets and currencies may well continue to be volatile, I believe the positive investment fundamentals will ultimately win out and reward international investors.



Peter Lamaison

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1998
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Fund Facts

 Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                   $10.70
Oct. 31, 1997                                                   $10.57
Increase                                                        $ 0.13

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                     $ 0.12
From capital gains                                              $ 0.32
Total distributions                                             $ 0.44

Total return*                                                   +5.54%**

 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                   $10.62
Oct. 31, 1997                                                   $10.50
Increase                                                        $ 0.12

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                     $ 0.03
From capital gains                                              $ 0.32
Total distributions                                             $ 0.35

Total return*                                                   +4.71%**

 Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                   $10.70
Oct. 31, 1997                                                   $10.59
Increase                                                        $ 0.11

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                     $ 0.13
From capital gains                                              $ 0.32
Total distributions                                             $ 0.45

Total return*                                                   +5.59%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.


IDS INTERNATIONAL Fund       (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                     Percent                  Value
                              (of net assets)  (as of Oct. 31, 1998)
 Telecom Italia (Italy)                5.81%            $72,056,161
 Mannesmann (Germany)                  5.48              68,001,777
 Novartis (Switzerland)                4.01              49,743,239
 Credito Italiano (Italy)              3.53              43,797,436
 Banque Natl de Paris (France)         3.43              42,582,885
 General Electric (United Kingdom)     3.31              41,018,130
 Henkel KGaA (Germany)                 3.24              40,199,574
 Orange (United Kingdom)               3.10              38,472,894
 Total Petroleum Cl B (France)         2.70              33,521,194
 Argentaria (Spain)                    2.64              32,737,760

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order or lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart

The 10 holdings listed here  make up 37.25% of net assets

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600


*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS INTERNATIONAL FUND       (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in IDS International Fund

$30,000

                                       Lipper International
                                       Fund Index

$20,000

                                                                $18,872
                                                     International Fund Class A

$10,000

$9,500                               MSCI
                                     EAFE Index


'88     '89     '90     '91     '92     '93     '94     '95     '96    '97  '98

 Average annual total return (as of Oct. 31, 1998)

               1 year   Since inception (B&Y)     5 years     10 years
 Class A        +0.26%            --%              +4.96%      +6.56%
 Class B        +0.70%         +7.63%*                --%         --%
 Class Y        +5.59%         +9.29%*                --%         --%

* Inception date was March 20, 1995.

Assumes: Holding period from 11/1/88 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,143. Also see "Past Performance" in the Fund's current prospectus.

On the graph  above you can see how the  Fund's  total  return  compared  to two widely cited performance indexes, the MSCI EAFE Index and the Lipper International Fund Index. In comparing International Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Lipper International Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1998

The financial statements contained in Post-Effective Amendment #28 to Registration statement No. 2-92309 filed on or about Dec. 24, 1998, are incorporated herein by reference.

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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS International Fund, Inc.
Fiscal year ended Oct. 31, 1998

Class A

Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                              Per share

Dec. 29, 1997                              $0.12381


Capital gain distribution taxable as long-term capital gain.

Payable date                              Per share

Dec. 29, 1997                              $0.31505
Total distributions                        $0.43886

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.00000 and 20% - $0.31505.

Class B

Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                              Per share

Dec. 29, 1997                              $0.03713

Capital gain distribution taxable as long-term capital gain.

Payable date                              Per share

Dec. 29, 1997                              $0.31505
Total distributions                        $0.35218

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.00000 and 20% - $0.31505.

Class Y

Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                              Per share

Dec. 29, 1997                              $0.13627

Capital gain distribution taxable as long-term capital gain.

Payable date                              Per share

Dec. 29, 1997                              $0.31505
Total distributions                        $0.45132

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.00000 and 20% - $0.31505.


IDS INTERNATIONAL FUND       (This annual report is not part of the prospectus.)

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                                   Bulk Rate
                                  U.S. POSTAGE
                                      PAID
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                                                               S-6140 M (12/98)

IDS International Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN
EXPRESS
Financial
Advisors

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.